Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Notes	¥ 32,952	¥ 29,878
Accounts	537,243	594,552
Trade Accounts And Notes Receivable Gross Current, Total	570,195	624,430
Less allowance for doubtful receivables	(10,359)	(11,477)
Trade receivables, net	¥ 559,836	¥ 612,953